Document and Entity Information Document	Nov. 13, 2020	Nov. 12, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date		Nov. 12, 2020
Entity Central Index Key	0000048039
Amendment Flag	false
Entity Registrant Name		HOLLYFRONTIER CORP
Entity Incorporation, State or Country Code		DE
Entity File Number		001-03876
Entity Tax Identification Number		75-1056913
Entity Address, Address Line One		2828 N. Harwood, Suite 1300
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		214
Local Phone Number		871-3555
Title of 12(b) Security		Common Stock $0.01 par value
Trading Symbol		HFC
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false